Note 3 - Inventory (Detail) - Inventory (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory - finished goods	$ 306,706	$ 412,291
Inventory - parts	83,509	113,593
Gross inventory	390,215	525,884
Provision for losses and obsolescence	(97,550)	(129,600)
Net inventory	$ 292,665	$ 396,284